Cash and cash equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand and petty cash	$ 7,957	$ 9,549
Checking accounts	130,362	18,244
Demand deposits	22,858,058	6,416,955
Time deposits	6,871,187	12,559,077
Cash on hand and petty cash, Gross	29,867,564	19,003,825
Transferred to financial assets at amortized cost	(6,871,187)	(9,059,077)
Transferred to financial assets at amortized cost, Net	$ 22,996,377	$ 9,944,748